Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 22, 2013
Entity Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 22, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar. 22, 2013
Prospectus Date	rr_ProspectusDate	Mar. 22, 2013
TDAM Core Bond Fund (First Prospectus Summary) | TDAM Core Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDBFX
TDAM Core Bond Fund (First Prospectus Summary) | TDAM Core Bond Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDCBX
TDAM High Yield Bond Fund (First Prospectus Summary) | TDAM High Yield Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDHBX
TDAM High Yield Bond Fund (First Prospectus Summary) | TDAM High Yield Bond Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDHYX
TDAM U.S. Equity Income Fund (First Prospectus Summary) | TDAM U.S. Equity Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDUIX
TDAM U.S. Equity Income Fund (First Prospectus Summary) | TDAM U.S. Equity Income Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDUEX
TDAM U.S. Large Cap Core Equity Fund (First Prospectus Summary) | TDAM U.S. Large Cap Core Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDCEX
TDAM U.S. Large Cap Core Equity Fund (First Prospectus Summary) | TDAM U.S. Large Cap Core Equity Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDLCX
TDAM Global Equity Income Fund (First Prospectus Summary) | TDAM Global Equity Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGEX
TDAM Global Equity Income Fund (First Prospectus Summary) | TDAM Global Equity Income Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGIX
TDAM Global Low Volatility Equity Fund (First Prospectus Summary) | TDAM Global Low Volatility Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDLVX
TDAM Global Low Volatility Equity Fund (First Prospectus Summary) | TDAM Global Low Volatility Equity Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGVX
TDAM Global All Cap Fund (First Prospectus Summary) | TDAM Global All Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGCX
TDAM Global All Cap Fund (First Prospectus Summary) | TDAM Global All Cap Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGAX
TDAM Target Return Fund (First Prospectus Summary) | TDAM Target Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDTFX
TDAM Target Return Fund (First Prospectus Summary) | TDAM Target Return Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDTRX